Operating segments - Financial information of geographical area (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Operating income	₩ 7,023,357	₩ 6,458,670	₩ 6,100,850
Vietnam
Disclosure of geographical areas [line items]
Operating income	332,114	332,717	275,581
Japan
Disclosure of geographical areas [line items]
Operating income	₩ 256,027	₩ 218,393	₩ 187,466